CONSOLIDATED FINANCIAL STATEMENT DETAILS - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 40,513				$ 37,894
Less: accumulated depreciation		(28,614)				(25,654)
Property and equipment (net)	$ 12,137	11,899	$ 12,141	$ 11,890	$ 12,167	12,240	$ 12,630	$ 12,606	$ 13,338
Computer hardware
Property, Plant and Equipment [Line Items]
Total property and equipment		17,684				15,747
Computer software
Property, Plant and Equipment [Line Items]
Total property and equipment		9,547				9,023
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		2,550				2,242
Networking equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		7,715				8,089
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 3,017				$ 2,793